SUPPLEMENTAL OIL AND GAS RESERVE INFORMATION (Unaudited) (Tables)	9 Months Ended
Sep. 30, 2013
SUPPLEMENTAL OIL AND GAS RESERVE INFORMATION [Abstract]
Schedule of Estimated Quantities of Proved Oil and Gas Reserves

                                Oil               Natural Gas               Total

                                                         (MBbls)                (MMcf)               (Mboe) (1)

                                                     -----------------     -----------------      -----------------

Estimated proved reserves at March 28, 2012 [2]                   380                    24                    385

   Purchase of proved reserves                                      -                     -                      -

   Production of Five Jab Inc.                                    (10)                   (2)                   (11)

                                                     -----------------     -----------------      -----------------

Estimated proved reserves at December 31, 2012                    370                    22                    374

   Purchase of proved reserves                                      -                     -                      -

   Production of Five Jab Inc.                                    (15)                   (2)                   (17)

   Production of Three Forks Inc.                                  (2)                    -                     (2)

                                                     -----------------     -----------------      -----------------

Estimated proved reserves at September 30, 2013:                  353                    20                    355

                                                     =================     =================      =================

Proved developed reserves:

   December 31, 2012                                                -                     -                      -

   September 30, 2013                                             353                    20                    355

Proved undeveloped reserves:

   December 31, 2012                                                -                     -                      -

   September 30, 2013                                               -                     -                      -

Base pricing, before adjustments for contractual

   differentials:                                       $/bbl WTI spot     $/mmbtu Hhub Spot

   September 30, 2013                                         $106.87                 $4.97

-------------

[1]      Mboe is based on a ratio of 6 Mcf to 1 barrel.

[2]      Information  at  March  28,  2012   represents  the  Three  Forks  Inc.

         predecessor historical information of Five Jab Inc.

Schedule of Standardized Measure of Discounted Future Net Cash Flows

The  discounted  future net cash flows related to proved oil and gas reserves at

September 30, 2013 and December 31, 2012 (in thousands):

                                            September 30,         December 31,

                                                 2013               2012 [1]

                                         ------------------    -----------------

Future cash inflows                      $          36,124     $         39,729

Less future costs:

   Production                                       14,135               14,827

   Development                                         657                  960

   Income taxes                                      7,253                8,140

                                         ------------------    -----------------

Future net cash flows                               14,079               15,802

                 10% discount factor                (5,743)              (6,423)

                                         ------------------    -----------------

Standardized measure  of discounted

   future net cash flows                 $           8,336     $          9,379

                                         ==================    =================

Estimated future development costs       $             657     $            960

                                         ==================    =================

--------------------------------------

[1]      Information  at  December  31,  2012  represents  the Three  Forks Inc.

         predecessor historical information of Five Jab Inc.

Schedule of Changes in Discounted Future Net Cash Flows

The following  summarizes  the principal  sources of change in the  standardized measure  of  discounted  future  net cash flows  during  the nine  months  ended

September 30, 2013 and the period March 28, 2012  (inception)  through  December

31, 2012 (in thousands):

                                                              For the Period

                                 For the Nine Months          March 28, 2012

                                        Ended              (inception) through

                                 September 30, 2013         Decmeber 31, 2012

                               ------------------------   ----------------------

Beginning of the period [1]    $                 9,379    $               9,942

Purchase of proved

 reserves                                            -                        -

Revisions of other of

 Five Jab Inc.                                     163                        -

Sales of oil and natural

 gas produced during

 the period, net of

 production costs for Five

 Jab Inc.                                       (1,043)                    (563)

Sales of oil and natural

 gas produced during

 the period, net of

 production costs for

 Three Forks Inc.                                 (163)                       -

                               ------------------------   ----------------------

End of period [1]              $                 8,336    $               9,379

                               ========================   ======================

-------------------

[1]      Beginning of the period  balances at March 28, 2012 and January 1, 2013 represents the Three Forks Inc. predecessor  historical  information of

         Five Jab Inc.